Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Accruals And Deferred Income Abstract
Schedule of deferred revenue
	March 31, 2020	March 31, 2019
Deferred revenue, beginning of year	$823,904	$582,197
Additions to deferred revenue during the period	252,443	2,872,841
Deposits returned	(335,000)	—
Revenue recognized from deferred revenue during the period	(303,353)	(2,631,134)
FX Changes	(11,837)	—

Deferred revenue, end of year	$426,157	$823,904